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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 4
ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING GET U.S. Core Portfolio Series 9
ING GET U.S. Core Portfolio Series 10
ING GET U.S. Core Portfolio Series 11
ING GET U.S. Core Portfolio Series 12
ING GET U.S. Core Portfolio Series 13
ING GET U.S. Core Portfolio Series 14

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2009 (Unaudited)

Shares				Value

MUTUAL FUNDS: 4.3%

		Open-End Funds: 4.3%
16,350		SPDR Trust Series 1		$1,298,844
		Total Mutual Funds (Cost $1,343,813)
				1,298,844

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 51.8%
		Federal National Mortgage Association##: 24.8%
$7,500,000	^, Z	1.150%, due 06/15/09		$7,482,098
				7,482,098
		Other U.S. Agency Obligations: 27.0%
2,631,000	Z	Financing Corp., 1.100%, due 05/11/09		2,627,705
5,500,000	Z	Resolution Funding Corp., Interstest STRIP, 0.780%, due 04/15/09		5,498,245
				8,125,950
		Total U.S. Government Agency Obligations (Cost $15,553,203)		15,608,048

U.S. TREASURY OBLIGATIONS: 23.8%
		U.S. Treasury STRIP PRINCIPAL: 23.8%
7,178,000	Z	0.315%, due 08/15/09		7,169,889
		Total U.S. Treasury Obligations (Cost $7,123,440)		7,169,889
		Total Long-Term Investments (Cost $24,020,456)		24,076,781

Shares				Value
SHORT-TERM INVESTMENTS: 20.1%
		Affiliated Mutual Fund: 20.1%
6,057,000	S	ING Institutional Prime Money Market Fund - Class I		$6,057,000
		Total Short-Term Investments (Cost $6,057,000)		6,057,000
		Total Investments in Securities
		(Cost $30,077,456)*	100.0%	$30,133,781
		Other Assets and Liabilities - Net	(0.0)	(14,877)
		Net Assets	100.0%	$30,118,904

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage
		Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $30,078,015.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$101,294
		Gross Unrealized Depreciation		(45,528)
		Net Unrealized Appreciation		$55,766

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                Level 1 - quoted prices in active markets for identical investments

•                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$7,355,844	$(4,622)
Level 2- Other Significant Observable Inputs	22,777,937	—
Level 3- Significant Unobservable Inputs	—	—
Total	$30,133,781	$(4,622)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009
Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$—	Equity Contracts	$4,622

Total	$—		$4,622

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2009 (Unaudited) (continued)

ING GET U.S. Core Portfolio - Series 4 Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation

Long Contracts
S&P 500 E-Mini	5	06/19/09	$(4,622)

			$(4,622)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2009 (Unaudited)

Shares				Value
MUTUAL FUNDS: 3.9%
		Open-End Funds: 3.9%
10,500		SPDR Trust Series 1		$834,120
		Total Mutual Funds (Cost $862,999)		834,120

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 65.0%
		Federal Home Loan Mortgage Corporation##: 10.5%
$2,366,000	^, Z	2.320%, due 09/15/11		$2,236,417
				2,236,417
		Federal National Mortgage Association##: 22.5%
5,000,000	^, Z	1.820%, due 05/15/11		4,811,375
				4,811,375
		Other U.S. Agency Obligations: 32.0%
4,164,000	Z	Financing Corp., 2.440%, due 10/06/11		3,919,602
3,000,000	^, Z	Tennessee Valley Authority, 1.490%, due 07/15/11		2,899,386
				6,818,988
		Total U.S. Government Agency Obligations (Cost $13,658,501)		13,866,780
U.S. TREASURY OBLIGATIONS: 29.7%
		U.S. Treasury STRIP COUPON: 29.7%
6,475,000	S, Z	0.880%, due 08/15/11		6,341,220
		Total U.S. Treasury Obligations (Cost $6,155,309)		6,341,220
		Total Long-Term Investments (Cost $20,676,809)		21,042,120

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Mutual Fund: 0.5%
109,000	S	ING Institutional Prime Money Market Fund - Class I		$109,000
		Total Short-Term Investments (Cost $109,000)		109,000
		Total Investments in Securities (Cost $20,785,809) *	99.1%	$21,151,120
		Other Assets and Liabilities - Net	0.9	191,104
		Net Assets	100.0%	$21,342,224

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$400,653
		Gross Unrealized Depreciation		(35,342)
		Net Unrealized Appreciation		$365,311

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                Level 1 - quoted prices in active markets for identical investments

•                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$943,120	$(5,185)
Level 2- Other Significant Observable Inputs	20,208,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$21,151,120	$(5,185)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009
Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$—	Equity Contracts	$5,185

Total	$—		$5,185

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2009 (Unaudited) (continued)

ING GET U.S. Core Portfolio - Series 5 Open Futures Contracts on March 31, 2009:

	Number		Unrealized
Contract Description	of Contracts	Expiration Date	Depreciation

Long Contracts
S&P 500 E-Mini	5	06/19/09	$(5,185)

			$(5,185)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2009 (Unaudited)

Shares				Value
MUTUAL FUNDS: 3.5%
		Open-End Funds: 3.5%
18,300		SPDR Trust Series 1		$1,453,752
		Total Mutual Funds
		(Cost $1,504,084)		1,453,752

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.6%
		Federal Home Loan Mortgage Corporation##: 34.0%
$15,000,000	^^, Z	2.320%, due 09/15/11		$14,177,896
				14,177,896
		Federal National Mortgage Association##: 12.0%
2,500,000	^, Z	2.390%, due 11/15/11		2,350,400
2,840,000	^, Z	2.690%, due 02/12/12		2,633,944
				4,984,344
		Other U.S. Agency Obligations: 21.6%
1,666,000	Z	Financing Corp., 2.590%, due 11/30/11		1,556,987
2,638,000	Z	Financing Corp., 2.600%, due 12/06/11		2,463,375
5,169,000	Z	Resolution Funding Corp., Interest STRIP, 1.360%, due 10/15/11		4,995,683
				9,016,045
		Total U.S. Government Agency Obligations
		(Cost $27,690,520)		28,178,285
U.S. TREASURY OBLIGATIONS: 27.4%
		U.S. Treasury STRIP COUPON: 27.4%
11,845,000	Z	1.330%, due 02/15/12		11,400,208
		Total U.S. Treasury Obligations
		(Cost $10,998,561)		11,400,208
		Total Long-Term Investments
		(Cost $40,193,165)		41,032,245

Shares				Value
SHORT-TERM INVESTMENTS: 1.6%
		Affiliated Mutual Fund: 1.6%
668,000		ING Institutional Prime Money Market Fund - Class I		$668,000
		Total Short-Term Investments
		(Cost $668,000)		668,000
		Total Investments in Securities
		(Cost $40,861,165)*	100.1%	$41,700,245
		Other Assets and Liabilities - Net	(0.1)	(45,446)
		Net Assets	100.0%	$41,654,799

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $40,950,729.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$917,699
		Gross Unrealized Depreciation		(168,183)
		Net Unrealized Appreciation		$749,516

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,121,752	$—
Level 2- Other Significant Observable Inputs	39,578,493	—
Level 3- Significant Unobservable Inputs	—	—
Total	$41,700,245	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2009 (Unaudited)

Shares				Value
MUTUAL FUNDS: 2.7%
		Open-End Funds: 2.7%
9,400		SPDR Trust Series 1		$746,736
		Total Mutual Funds
		(Cost $772,590)		746,736

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.5%
		Federal Home Loan Mortgage Corporation##: 10.0%
$3,000,000	^, Z	2.880%, due 07/15/12		$2,737,146
				2,737,146
		Federal National Mortgage Association##: 33.9%
10,000,000	Z	2.490%, due 03/15/12		9,305,600
				9,305,600
		Other U.S. Agency Obligations: 10.6%
3,000,000	Z	Resolution Funding Corp., Interest STRIP, 1.360%, due 10/15/11		2,899,410
				2,899,410
		Total U.S. Government Agency Obligations
		(Cost $14,787,096)		14,942,156
U.S. TREASURY OBLIGATIONS: 30.7%
		U.S. Treasury STRIP COUPON: 30.7%
8,744,000	Z	1.330%, due 02/15/12		8,415,654
		Total U.S. Treasury Obligations
		(Cost $8,114,729)		8,415,654
OTHER BONDS: 11.4%
		Foreign Government Bonds: 11.4%
3,300,000	Z	Israel Government International Bond, 1.610%, due 05/15/12		3,139,066
		Total Other Bonds
		(Cost $2,870,650)		3,139,066
		Total Long-Term Investments
		(Cost $26,545,065)		27,243,612

Shares				Value
SHORT-TERM INVESTMENTS: 0.8%
		Affiliated Mutual Fund: 0.8%
229,000		ING Institutional Prime Money Market Fund - Class I		$229,000
		Total Short-Term Investments
		(Cost $229,000)		229,000
		Total Investments in Securities
		(Cost $26,774,065)*	100.1%	$27,472,612
		Other Assets and Liabilities - Net	(0.1)	(38,617)
		Net Assets	100.0%	$27,433,995

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $26,824,542.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$811,176
		Gross Unrealized Depreciation		(163,106)
		Net Unrealized Appreciation		$648,070

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$975,736	$—
Level 2- Other Significant Observable Inputs	26,496,876	—
Level 3- Significant Unobservable Inputs	—	—
Total	$27,472,612	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2009 (Unaudited)

Shares		Value
MUTUAL FUNDS: 4.4%
	Open-End Funds: 4.4%
10,000	SPDR Trust Series 1	$794,400
	Total Mutual Funds (Cost $821,904)	794,400

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.3%
		Federal Home Loan Mortgage Corporation##: 14.5%
$2,831,000	^, Z	2.710%, due 03/15/12	$2,618,168
			2,618,168
		Federal National Mortgage Association##: 15.5%
3,000,000	Z	2.490%, due 03/15/12	2,791,680
			2,791,680
		Other U.S. Agency Obligations: 48.3%
4,118,000	Z	Financing Corp., 2.770%, due 03/26/12	3,799,441
5,200,000	Z	Resolution Funding Corp., 1.800%, due 04/15/12	4,926,074
			8,725,515
		Total U.S. Government Agency Obligations (Cost $13,926,439)	14,135,363
U.S. TREASURY OBLIGATIONS: 16.9%
		U.S. Treasury STRIP COUPON: 16.9%
3,221,000	Z	1.550%, due 08/15/12	3,056,967
		Total U.S. Treasury Obligations (Cost $2,934,864)	3,056,967
		Total Long-Term Investments (Cost $17,683,207)	17,986,730

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Mutual Fund: 0.5%
97,000		ING Institutional Prime Money Market Fund - Class I		$97,000
		Total Short-Term Investments (Cost $97,000)		97,000
		Total Investments in Securities (Cost $17,780,207)*	100.1%	$18,083,730
		Other Assets and Liabilities - Net	(0.1)	(25,697)
		Net Assets	100.0%	$18,058,033

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $17,790,465.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$382,832
		Gross Unrealized Depreciation		(89,567)
		Net Unrealized Appreciation		$293,265

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$891,400	$—
Level 2- Other Significant Observable Inputs	17,192,330	—
Level 3- Significant Unobservable Inputs	—	—
Total	$18,083,730	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2009 (Unaudited)

Shares				Value
MUTUAL FUNDS: 3.4%
		Open-End Funds: 3.4%
5,700		SPDR Trust Series 1		$452,808
		Total Mutual Funds
		(Cost $468,485)		452,808

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 81.1%
		Federal Home Loan Mortgage Corporation##: 17.1%
$2,555,000	Z	2.980%, due 09/15/12		$2,312,776
				2,312,776
		Federal National Mortgage Association##: 26.6%
3,950,000	^, Z	2.880%, due 07/15/12		3,603,790
				3,603,790
		Other U.S. Agency Obligations: 37.4%
3,000,000	Z	Financing Corp., 3.050%, due 10/06/12		2,705,569
2,500,000	Z	Resolution Funding Corp., Interest STRIP, 2.010%, due 07/15/12		2,344,625
				5,050,194
		Total U.S. Government Agency Obligations
		(Cost $10,922,972)		10,966,760
U.S. TREASURY OBLIGATIONS: 14.8%
		U.S. Treasury STRIP COUPON: 14.8%
2,113,000	Z	1.550%, due 08/15/12		2,005,393
		Total U.S. Treasury Obligations
		(Cost $1,922,889)		2,005,393
		Total Long-Term Investments
		(Cost $13,314,346)		13,424,961

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
114,000		ING Institutional Prime Money Market Fund - Class I		$114,000
		Total Short-Term Investments
		(Cost $114,000)		114,000
		Total Investments in Securities
		(Cost $13,428,346)*	100.2%	$13,538,961
		Other Assets and Liabilities - Net	(0.2)	(23,593)
		Net Assets	100.0%	$13,515,368

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $13,431,722.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$145,703
		Gross Unrealized Depreciation		(38,464)
		Net Unrealized Appreciation		$107,239

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 9	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$566,808	$—
Level 2- Other Significant Observable Inputs	12,972,153	—
Level 3- Significant Unobservable Inputs	—	—
Total	$13,538,961	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2009 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 69.1%
		Federal Home Loan Mortgage Corporation##: 23.0%
$3,000,000	^, Z	2.990%, due 01/15/13		$2,680,911
				2,680,911
		Federal National Mortgage Association##: 17.0%
2,222,000	^, Z	3.010%, due 01/15/13		1,985,593
				1,985,593
		Other U.S. Agency Obligations: 29.1%
1,200,000	Z	Financing Corp., 3.050%, due 10/06/12		1,082,227
2,500,000	Z	Resolution Funding Corp., 2.190%, due 01/15/13		2,305,588
				3,387,815
		Total U.S. Government Agency Obligations
		(Cost $7,819,233)		8,054,319
U.S. TREASURY OBLIGATIONS: 30.2%
		U.S. Treasury STRIP COUPON: 7.2%
890,000	Z	1.533%, due 11/15/12		841,651
				841,651
		U.S. Treasury STRIP PRINCIPAL: 23.0%
2,800,000	Z	1.300%, due 11/15/12		2,671,949
				2,671,949
		Total U.S. Treasury Obligations
		(Cost $3,475,775)		3,513,600
		Total Long-Term Investments
		(Cost $11,295,008)		11,567,919

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Affiliated Mutual Fund: 0.9%
111,000		ING Institutional Prime Money Market Fund - Class I		$111,000
		Total Short-Term Investments
		(Cost $111,000)		111,000
		Total Investments in Securities
		(Cost $11,406,008)*	100.2%	$11,678,919
		Other Assets and Liabilities - Net	(0.2)	(26,599)
		Net Assets	100.0%	$11,652,320

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $11,415,409.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$263,510
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$263,510

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 10	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                Level 1 - quoted prices in active markets for identical investments

•                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$111,000	$—
Level 2- Other Significant Observable Inputs	11,567,919	—
Level 3- Significant Unobservable Inputs	—	—
Total	$11,678,919	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2009 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.7%
		Federal Home Loan Mortgage Corporation##: 17.7%
$3,000,000	^, Z	2.990%, due 01/15/13		$2,680,911
				2,680,911
		Federal National Mortgage Association##: 17.9%
3,000,000	^^, Z	2.730%, due 02/21/13		2,701,107
				2,701,107
		Other U.S. Agency Obligations: 44.1%
2,500,000	Z	Financing Corp., 3.160%, due 09/26/13		2,185,610
1,210,000	Z	Financing Corp., 3.180%, due 05/11/13		1,068,457
2,500,000	Z	Resolution Funding Corp., 2.190%, due 01/15/13		2,305,588
1,200,000	Z	Resolution Funding Corp., Interest STRIP, 2.240%, due 04/15/13		1,098,864
				6,658,519
		Total U.S. Government Agency Obligations
		(Cost $11,922,626)		12,040,537
U.S. TREASURY OBLIGATIONS: 20.0%
		U.S. Treasury STRIP COUPON: 20.0%
3,219,000	Z	1.680%, due 02/15/13		3,016,267
		Total U.S. Treasury Obligations
		(Cost $2,875,177)		3,016,267
		Total Long-Term Investments
		(Cost $14,797,803)		15,056,804

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Mutual Fund: 0.5%
76,000		ING Institutional Prime Money Market Fund - Class I		$76,000
		Total Short-Term Investments
		(Cost $76,000)		76,000
		Total Investments in Securities
		(Cost $14,873,803)*	100.2%	$15,132,804
		Other Assets and Liabilities - Net	(0.2)	(28,782)
		Net Assets	100.0%	$15,104,022

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $14,905,873.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$351,282
		Gross Unrealized Depreciation		(124,351)
		Net Unrealized Appreciation		$226,931

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 11	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$76,000	$—
Level 2- Other Significant Observable Inputs	15,056,804	—
Level 3- Significant Unobservable Inputs	—	—
Total	$15,132,804	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2009 (Unaudited)

Shares				Value
MUTUAL FUNDS: 2.1%
		Open-End Funds: 2.1%
5,700		SPDR Trust Series 1		$452,808

		Total Mutual Funds (Cost $468,485)		452,808

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 89.5%
		Federal National Mortgage Association##: 40.6%
$2,291,000	Z	3.090%, due 09/15/13		$2,009,867
7,640,000	^, Z	3.090%, due 07/15/13		6,733,537
				8,743,404
		Other U.S. Agency Obligations: 48.9%
5,687,000	Z	Financing Corp., 3.160%, due 06/06/13		5,013,715
6,000,000	Z	Resolution Funding Corp., Interest STRIP, 2.240%, due 04/15/13		5,494,320
				10,508,035
		Total U.S. Government Agency Obligations (Cost $18,831,119)		19,251,439
U.S. TREASURY OBLIGATIONS: 7.9%
		U.S. Treasury STRIP COUPON: 7.9%
1,809,000	Z	1.663%, due 05/15/13		1,688,588
		Total U.S. Treasury Obligations (Cost $1,610,828)		1,688,588
		Total Long-Term Investments (Cost $20,910,432)		21,392,835

Shares				Value
SHORT-TERM INVESTMENTS: 0.7%
		Affiliated Mutual Fund: 0.7%
152,000		ING Institutional Prime Money Market Fund - Class I		$152,000

		Total Short-Term Investments (Cost $152,000)		152,000

		Total Investments in Securities (Cost $21,062,432)*	100.2%	$21,544,835
		Other Assets and Liabilities - Net	(0.2)	(38,504)
		Net Assets	100.0%	$21,506,331

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $21,114,756.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$498,080
		Gross Unrealized Depreciation		(68,001)
		Net Unrealized Appreciation		$430,079

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 12	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•     Level 1 - quoted prices in active markets for identical investments

•     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$604,808	$—
Level 2- Other Significant Observable Inputs	20,940,027	—
Level 3- Significant Unobservable Inputs	—	—
Total	$21,544,835	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2009 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.4%
		Federal National Mortgage Association##: 17.3%
$7,820,000	^	2.884%, due 01/15/14		$6,760,351
				6,760,351
		Other U.S. Agency Obligations: 42.1%
7,150,000	Z	Financing Corp., 3.050%, due 11/11/13		6,225,391
11,500,000	Z	Resolution Funding Corp., Interest STRIP, 2.610%, due 01/15/14		10,205,606
				16,430,997
		Total U.S. Government Agency Obligations (Cost $22,161,053)		23,191,348
U.S. TREASURY OBLIGATIONS: 39.8%
		U.S. Treasury Bonds: 26.8%
11,968,000	Z	2.990%, due 11/15/13		10,442,080
				10,442,080
		U.S. Treasury STRIP COUPON: 13.0%
5,527,000	Z	1.865%, due 11/15/13		5,079,274
				5,079,274
		Total U.S. Treasury Obligations (Cost $15,385,584)		15,521,354
		Total Long-Term Investments (Cost $37,546,637)		38,712,702

Shares				Value
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
377,000		ING Institutional Prime Money Market Fund - Class I		$377,000
		Total Short-Term Investments (Cost $377,000)		377,000
		Total Investments in Securities (Cost $37,923,637)*	100.2%	$39,089,702
		Other Assets and Liabilities - Net	(0.2)	(63,289)
		Net Assets	100.0%	$39,026,413

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $37,934,265.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,274,726
		Gross Unrealized Depreciation		(119,289)
		Net Unrealized Appreciation		$1,155,437

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 13	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•     Level 1 - quoted prices in active markets for identical investments

•     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$377,000	$—
Level 2- Other Significant Observable Inputs	38,712,702	—
Level 3- Significant Unobservable Inputs	—	—
Total	$39,089,702	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2009 (Unaudited)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 67.4%
		Federal National Mortgage Association##: 39.4%
$20,000,000	^, Z	3.350%, due 05/15/14		$17,032,360
4,500,000	Z	3.390%, due 07/05/14		3,809,916
20,000,000	^^, Z	3.400%, due 07/15/14		16,913,160
				37,755,436
		Other U.S. Agency Obligations: 28.0%
31,000,000	Z	Resolution Funding Corp., Interest STRIP, 2.880%, due 07/15/14		26,846,930
				26,846,930
		Total U.S. Government Agency Obligations (Cost $61,426,227)		64,602,366
U.S. TREASURY OBLIGATIONS: 19.7%
		U.S. Treasury STRIP COUPON: 19.7%
21,130,000	Z	2.240%, due 05/15/14		18,930,959

		Total U.S. Treasury Obligations (Cost $17,930,212)		18,930,959
OTHER BONDS: 12.2%
		Sovereign: 12.2%
3,666,000	Z	Israel Government International Bond, 2.620%, due 05/15/14		3,226,740
9,724,000	Z	Israel Government International Bond, 2.700%, due 08/15/14		8,476,673

		Total Other Bonds (Cost $11,457,251)		11,703,413
		Total Investments in Securities
		(Cost $90,813,690)*	99.3%	$95,236,738
		Other Assets and Liabilities - Net	0.7	702,533
		Net Assets	100.0%	$95,939,271

	STRIP	Separate Trading of Registered Interest and Principal of Securities
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,423,048
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$4,423,048

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 14	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•     Level 1 - quoted prices in active markets for identical investments

•     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	95,236,738	—
Level 3- Significant Unobservable Inputs	—	—
Total	$95,236,738	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Insurance Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 29, 2009